Average Annual Total Returns - Class S - Thrivent Money Market Fund - Class S	1 Year	5 Years	10 Years	(after taxes on distributions) 1 Year	(after taxes on distributions) 5 Years	(after taxes on distributions) 10 Years	(after taxes on distributions and redemptions) 1 Year	(after taxes on distributions and redemptions) 5 Years	(after taxes on distributions and redemptions) 10 Years
Total	0.32%	0.82%	0.41%	0.19%	0.48%	0.24%	0.19%	0.48%	0.24%